Financial Asset Investments - Summary of Financial Asset Investments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [abstract]
Beginning balance	₨ 1,532	$ 20	₨ 911
Changes in fair value	(47)	(1)	621
Exchange difference	(13)	0	0
Ending balance	₨ 1,472	$ 19	₨ 1,532